Subsequent Events	12 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

The Company has assessed all events from March 31, 2024, up through July 26, 2024, which is the date of these consolidated financial statements are available to be issued, except as disclosed below, there are no other material subsequent events that require disclosure in these consolidated financial statements.

On May 28, 2024, the Company entered into a share purchase agreement with certain shareholder of BA Fintech Lab (“BA”), an exempt limited liability company incorporated under the laws of the Cayman Islands, pursuant to which, the Company acquired 2.47% of the total outstanding share capital of BA for an aggregate purchase price of $290,000. BA wholly owns MaiCapital Limited, a virtual assets investment manager in Hong Kong.